Document and Entity Information	Sep. 08, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 08, 2017
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Sep. 08, 2017
Document Effective Date	Sep. 08, 2017
Prospectus Date	Sep. 01, 2017